Related party transactions - Disclosure of Transactions Between Related Parties (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Related party transactions [abstract]
Collection	€ 54,774
Receivables	3,078
Payments	(17,745)
Liabilities	(7,298)
Net collection (payments)	37,029
Net receivables (liabilities)	€ (4,220)